Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets consist of the following:

	June 30,	December 31,
	2015	2014
	(Unaudited)	(Audited)

Patents	$208,943	$208,943
Less: Accumulated amortization	121,656	113,321

Intangible assets, net	$87,287	$95,622

Intangible assets consist of the following:
	December 31,	December 31,
	2014	2013

Patents	$208,943	$208,943
Less: Accumulated amortization	113,321	96,653

Intangible assets, net	$95,622	$112,290